UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Toews Hedged Oceana Fund

 (THIDX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Hedged Oceana Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged Oceana Fund	$63	1.25%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$31,924,044
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$117,947
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Purchased Options	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	34.1%
Future Option	0.2%
Equity	65.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Developed Markets ETF	65.7%
CME E-Mini Standard & Poor's 500 Index Future, 12/20/24 4875.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Hedged Oceana Fund - Fund (THIDX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewscorp.com/equity-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-THIDX

Toews Hedged U.S. Fund

 (THLGX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged U.S. Fund	$63	1.26%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$67,704,556
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$301,718
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Purchased Options	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.0%
Future Option	0.4%
Fixed Income	81.6%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	40.8%
Vanguard Total Bond Market ETF	40.8%
CME E-Mini Standard & Poor's 500 Index Future, 12/20/24 4875.0 Put	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Hedged U.S. Fund - Fund (THLGX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewscorp.com/equity-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-THLGX

Toews Hedged U.S. Opportunity Fund

 (THSMX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Hedged U.S. Opportunity Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged U.S. Opportunity Fund	$63	1.26%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$48,124,472
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$210,237
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Purchased Options	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	17.2%
Future Option	0.4%
Fixed Income	82.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Bond Market ETF	41.3%
iShares Core U.S. Aggregate Bond ETF	41.1%
CME E-mini Russell 2000 Index Future, 12/20/24 1800.0 Put	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Hedged U.S. Opportunity Fund - Fund (THSMX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewscorp.com/equity-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-THSMX

Toews Tactical Defensive Alpha Fund

 (TTDAX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Tactical Defensive Alpha Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Tactical Defensive Alpha Fund	$64	1.26%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$52,826,226
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$261,862
Portfolio Turnover	439%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Purchased Options	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.5%
Future Option	0.4%
Fixed Income	86.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Bond Market ETF	43.1%
iShares Core U.S. Aggregate Bond ETF	43.0%
CME E-Mini Standard & Poor's 500 Index Future, 12/20/24 4875.0 Put	0.2%
CME E-mini Russell 2000 Index Future, 12/20/24 1800.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Tactical Defensive Alpha Fund - Fund (TTDAX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewscorp.com/equity-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-TTDAX

Toews Tactical Income Fund

 (THHYX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Tactical Income Fund	$64	1.23%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$463,493,407
Number of Portfolio Holdings	165
Advisory Fee	$2,384,122
Portfolio Turnover	41%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	31.1%
Exchange-Traded Funds	60.9%
Money Market Funds	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	19.8%
Real Estate	0.5%
Consumer Staples	1.1%
Utilities	1.3%
Materials	1.4%
Technology	1.8%
Health Care	1.8%
Industrials	2.5%
Energy	3.0%
Communications	3.1%
Financials	4.1%
Consumer Discretionary	4.3%
Collateral for Securities Loaned	6.4%
Fixed Income	48.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	32.6%
SPDR Portfolio High Yield Bond ETF	10.0%
SPDR Bloomberg High Yield Bond ETF	6.3%
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/37	0.7%
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39	0.6%
Deutsche Telekom International Finance BV, 9.250%, 06/01/32	0.5%
MetLife, Inc., 10.750%, 08/01/39	0.5%
General Electric Company, 6.750%, 03/15/32	0.5%
Microsoft Corporation, 2.921%, 03/17/52	0.4%
Mercedes-Benz Finance North America, LLC, 8.500%, 01/18/31	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Tactical Income Fund - Fund (THHYX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewscorp.com/fixed-income-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-THHYX

Toews Unconstrained Income Fund

 (TUIFX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Unconstrained Income Fund	$64	1.25%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$38,321,952
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$139,019
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	74.5%
Money Market Funds	25.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.5%
Collateral for Securities Loaned	28.7%
Fixed Income	83.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg High Yield Bond ETF	17.1%
iShares iBoxx High Yield Corporate Bond ETF	16.9%
Janus Henderson AAA CLO ETF	14.6%
Vanguard Total Bond Market ETF	12.5%
iShares Core U.S. Aggregate Bond ETF	12.5%
iShares Floating Rate Bond ETF	5.1%
iShares AAA CLO Active ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Unconstrained Income Fund - Fund (TUIFX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewscorp.com/fixed-income-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-TUIFX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

TOEWS TACTICAL INCOME FUND TOEWS HEDGED OCEANA FUND TOEWS HEDGED U.S. FUND TOEWS HEDGED U.S. OPPORTUNITY FUND TOEWS UNCONSTRAINED INCOME FUND TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Financial Statements
October 31, 2024

Investor Information: 1-877-558-6397

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.9%
	FIXED INCOME - 48.9%
4,065,000	iShares Broad USD High Yield Corporate Bond ETF	$150,933,450
305,000	SPDR Bloomberg High Yield Bond ETF(a)	29,371,500
1,950,000	SPDR Portfolio High Yield Bond ETF	46,176,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $220,179,111)	226,480,950

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 24.9%
	AEROSPACE & DEFENSE — 0.7%
369,000	Bombardier, Inc.(b)		7.8750	04/15/27	369,958
800,000	Rolls-Royce PLC(b)		5.7500	10/15/27	817,068
500,000	Spirit AeroSystems, Inc.(b)		9.7500	11/15/30	555,681
750,000	TransDigm, Inc.		5.5000	11/15/27	743,912
750,000	TransDigm, Inc.(b)		6.7500	08/15/28	767,561
					3,254,180
	ASSET MANAGEMENT — 0.1%
355,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		6.2500	05/15/26	349,290

	AUTOMOTIVE — 0.9%
1,000,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	981,062
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	788,078
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,776,858
600,000	Tenneco, Inc.(b)		8.0000	11/17/28	556,009
					4,102,007
	BANKING — 1.2%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,205,073
1,000,000	Barclays PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,122,765
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,262,383
750,000	HSBC Holdings PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	864,964
1,000,000	Lloyds Banking Group PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	1,135,602
					5,590,787

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	BEVERAGES — 0.8%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	$2,572,001
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,101,280
					3,673,281
	BIOTECH & PHARMA — 0.6%
500,000	Bausch Health Companies, Inc.(b)		5.5000	11/01/25	491,283
1,000,000	Jazz Securities DAC(b)		4.3750	01/15/29	947,078
500,000	Merck & Company, Inc.		6.5000	12/01/33	562,857
650,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)		5.1250	04/30/31	592,683
					2,593,901
	CABLE & SATELLITE — 1.3%
350,000	Altice Financing S.A.(b)		5.7500	08/15/29	286,687
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		5.1250	05/01/27	979,827
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		4.7500	03/01/30	1,138,270
750,000	CSC Holdings, LLC(b)		11.7500	01/31/29	731,813
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(b)		5.8750	08/15/27	1,205,092
900,000	DISH Network Corporation(b)		11.7500	11/15/27	948,049
1,000,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	933,520
					6,223,258
	CHEMICALS — 0.4%
400,000	Olympus Water US Holding Corporation(b)		9.7500	11/15/28	424,831
550,000	Tronox, Inc.(b)		4.6250	03/15/29	499,487
350,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	368,333
600,000	WR Grace Holdings, LLC(b)		5.6250	08/15/29	554,701
					1,847,352
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(b)		7.8750	02/15/31	407,571

	CONSTRUCTION MATERIALS — 0.2%
850,000	Standard Industries, Inc.(b)		4.3750	07/15/30	781,708

	CONTAINERS & PACKAGING — 0.2%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(b)		4.0000	09/01/29	351,649
700,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	710,460
					1,062,109

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.5%
2,000,000	General Electric Company		6.7500	03/15/32	$2,228,689

	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(b)		9.7500	04/15/29	866,700

	ELECTRIC UTILITIES — 1.2%
1,000,000	Appalachian Power Company		7.0000	04/01/38	1,139,521
600,000	Calpine Corporation(b)		5.1250	03/15/28	586,895
1,000,000	Dominion Energy, Inc.		7.0000	06/15/38	1,133,551
700,000	FirstEnergy Corporation		4.1500	07/15/27	684,060
190,000	PG&E Corporation		5.0000	07/01/28	185,876
750,000	Progress Energy, Inc.		7.7500	03/01/31	857,779
400,000	Talen Energy Supply, LLC(b)		8.6250	06/01/30	431,800
400,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	422,803
					5,442,285
	ELECTRICAL EQUIPMENT — 0.2%
500,000	Emerald Debt Merger Sub, LLC(b)		6.6250	12/15/30	509,107
500,000	Vertical US Newco, Inc.(b)		5.2500	07/15/27	492,171
					1,001,278
	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation		4.2500	09/15/28	384,853

	ENTERTAINMENT CONTENT — 0.2%
750,000	Univision Communications, Inc.(b)		7.3750	06/30/30	720,669

	FOOD — 0.2%
750,000	Kraft Heinz Foods Company		6.8750	01/26/39	846,337

	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation		5.4500	10/15/32	521,226

	HEALTH CARE FACILITIES & SERVICES — 0.6%
450,000	CHS/Community Health Systems, Inc.(b)		10.8750	01/15/32	483,052
1,000,000	DaVita, Inc.(b)		4.6250	06/01/30	921,207

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.6% (Continued)
500,000	Encompass Health Corporation		4.7500	02/01/30	$481,280
1,000,000	Tenet Healthcare Corporation		6.1250	10/01/28	1,001,593
					2,887,132
	HOME & OFFICE PRODUCTS — 0.2%
750,000	Newell Brands, Inc.		5.2000	04/01/26	752,194

	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.		3.8750	11/15/27	626,210
750,000	United Rentals North America, Inc.		5.2500	01/15/30	738,743
					1,364,953
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
150,000	Coinbase Global, Inc.(b)		3.3750	10/01/28	133,715
3,000,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	3,293,398
250,000	Jane Street Group / JSG Finance, Inc.(b)		4.5000	11/15/29	236,720
500,000	Jefferies Financial Group, Inc.		6.4500	06/08/27	518,812
750,000	Morgan Stanley		7.2500	04/01/32	860,240
					5,042,885
	INSURANCE — 1.0%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)		6.7500	10/15/27	299,144
550,000	Genworth Holdings, Inc.		6.5000	06/15/34	546,445
300,000	HUB International Ltd.(b)		7.2500	06/15/30	310,236
250,000	HUB International Ltd.(b)		7.3750	01/31/32	255,238
300,000	Jones Deslauriers Insurance Management, Inc.(b)		8.5000	03/15/30	318,056
1,700,000	MetLife, Inc.		10.7500	08/01/39	2,359,257
400,000	Panther Escrow Issuer, LLC(b)		7.1250	06/01/31	409,115
					4,497,491
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.		5.8750	11/15/28	522,464
1,000,000	Uber Technologies, Inc.(b)		4.5000	08/15/29	971,785
					1,494,249
	LEISURE FACILITIES & SERVICES — 2.1%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)		3.8750	01/15/28	477,161
500,000	1011778 BC ULC / New Red Finance, Inc.(b)		4.0000	10/15/30	451,650
340,000	Caesars Entertainment, Inc.(b)		8.1250	07/01/27	346,862

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	LEISURE FACILITIES & SERVICES — 2.1% (Continued)
500,000	Carnival Corporation(b)		6.0000	05/01/29	$501,147
1,000,000	Carnival Holdings Bermuda Ltd.(b)		10.3750	05/01/28	1,074,081
900,000	Hilton Domestic Operating Company, Inc.(b)		3.6250	02/15/32	790,551
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)		4.7500	06/01/27	991,679
700,000	Las Vegas Sands Corporation		3.9000	08/08/29	654,701
1,200,000	Live Nation Entertainment, Inc.(b)		6.5000	05/15/27	1,217,478
850,000	Melco Resorts Finance Ltd.(b)		5.3750	12/04/29	780,298
500,000	Midwest Gaming Borrower, LLC(b)		4.8750	05/01/29	472,392
300,000	NCL Corporation Ltd.(b)		5.8750	03/15/26	299,812
750,000	Royal Caribbean Cruises Ltd.(b)		6.2500	03/15/32	765,152
700,000	Sands China Ltd.		5.1250	08/08/25	698,644
850,000	Wynn Macau Ltd.(b)		5.6250	08/26/28	816,295
					10,337,903
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.		3.7500	03/01/31	525,727

	MEDICAL EQUIPMENT & DEVICES — 0.6%
950,000	Boston Scientific Corporation		7.3750	01/15/40	1,137,305
750,000	Koninklijke Philips N.V.		6.8750	03/11/38	842,096
1,000,000	Medline Borrower, L.P.(b)		3.8750	04/01/29	936,410
					2,915,811
	METALS & MINING — 0.5%
500,000	FMG Resources August 2006 Pty Ltd.(b)		4.3750	04/01/31	456,663
750,000	Novelis Corporation(b)		4.7500	01/30/30	704,272
1,000,000	Vale Overseas Ltd.		8.2500	01/17/34	1,208,102
					2,369,037
	OIL & GAS PRODUCERS — 2.1%
500,000	Apache Corporation		5.1000	09/01/40	432,036
400,000	Cheniere Energy, Inc.		4.6250	10/15/28	392,270
1,150,000	Chesapeake Energy Corporation(b)		6.7500	04/15/29	1,163,719
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)		5.5000	06/15/31	714,243
500,000	New Fortress Energy, Inc.(b)		6.5000	09/30/26	463,547
750,000	Occidental Petroleum Corporation		6.1250	01/01/31	772,171
1,000,000	Occidental Petroleum Corporation		6.4500	09/15/36	1,034,593

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	OIL & GAS PRODUCERS — 2.1% (Continued)
650,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	$631,559
500,000	Rockcliff Energy II, LLC(b)		5.5000	10/15/29	472,397
600,000	Southwestern Energy Company		4.7500	02/01/32	564,365
1,000,000	Tosco Corporation		8.1250	02/15/30	1,162,188
1,250,000	Venture Global LNG, Inc.(b)		8.3750	06/01/31	1,299,271
500,000	Venture Global LNG, Inc.(b)		9.8750	02/01/32	545,985
					9,648,344
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Nabors Industries, Inc.(b)		9.1250	01/31/30	1,033,434
850,000	Transocean, Inc.(b)		8.7500	02/15/30	881,266
500,000	Transocean, Inc.		7.5000	04/15/31	466,912
750,000	USA Compression Partners, L.P. / USA Compression Finance Corporation(b)		7.1250	03/15/29	764,305
400,000	Valaris Ltd.(b)		8.3750	04/30/30	405,261
500,000	Weatherford International Ltd.(b)		8.6250	04/30/30	517,228
					4,068,406
	PUBLISHING & BROADCASTING — 0.1%
700,000	News Corporation(b)		3.8750	05/15/29	652,021

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
500,000	Iron Mountain, Inc.(b)		5.2500	07/15/30	484,551
400,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	283,642
300,000	Service Properties Trust(b)		8.6250	11/15/31	317,263
750,000	Simon Property Group, L.P.		6.7500	02/01/40	842,868
500,000	Uniti Group, L.P. / Uniti Group Finance Inc / CSL Capital, LLC(b)		10.5000	02/15/28	532,504
					2,460,828
	RETAIL - DISCRETIONARY — 0.9%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(b)		5.3750	03/01/29	372,578
650,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	581,631
300,000	Carvana Company(b)		14.0000	06/01/31	357,905
800,000	Hertz Corporation (The)(b)		12.6250	07/15/29	849,037
650,000	Macy’s Retail Holdings, LLC(b)		5.8750	03/15/30	629,303
300,000	NMG Holding Company, Inc. / Neiman Marcus Group,(b)		7.1250	04/01/26	305,874
500,000	PetSmart, Inc. / PetSmart Finance Corporation(b)		7.7500	02/15/29	485,851
500,000	Staples, Inc.(b)		10.7500	09/01/29	485,416
					4,067,595

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	SOFTWARE — 0.9%
500,000	AthenaHealth Group, Inc.(b)		6.5000	02/15/30	$473,184
650,000	Cloud Software Group, Inc.(b)		6.5000	03/31/29	635,218
400,000	Condor Merger Sub, Inc.(b)		7.3750	02/15/30	385,750
3,000,000	Microsoft Corporation		2.9210	03/17/52	2,076,095
500,000	UKG, Inc.(b)		6.8750	02/01/31	512,776
					4,083,023
	SPECIALTY FINANCE — 0.7%
550,000	Ally Financial, Inc.		5.7500	11/20/25	552,796
350,000	Freedom Mortgage Holdings, LLC(b)		9.2500	02/01/29	357,453
850,000	Nationstar Mortgage Holdings, Inc.(b)		5.5000	08/15/28	830,519
300,000	Navient Corporation		5.5000	03/15/29	286,022
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)		3.8750	03/01/31	534,983
800,000	Starwood Property Trust, Inc.(b)		4.3750	01/15/27	771,789
					3,333,562
	STEEL — 0.1%
400,000	Cleveland-Cliffs, Inc.(b)		6.7500	04/15/30	400,066

	TECHNOLOGY HARDWARE — 0.5%
650,000	CommScope, Inc.(b)		6.0000	03/01/26	635,048
750,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	905,162
500,000	Seagate HDD Cayman		9.6250	12/01/32	570,362
500,000	Xerox Holdings Corporation(b)		5.5000	08/15/28	411,818
					2,522,390
	TECHNOLOGY SERVICES — 0.4%
500,000	Block, Inc.		3.5000	06/01/31	443,675
400,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	421,417
500,000	Neptune Bidco US, Inc.(b)		9.2900	04/15/29	466,518
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(b)		6.7500	08/15/32	513,239
					1,844,849
	TELECOMMUNICATIONS — 1.2%
250,000	CenturyLink, Inc.(b)		4.5000	01/15/29	195,264
2,000,000	Deutsche Telekom International Finance BV		9.2500	06/01/32	2,513,893

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	TELECOMMUNICATIONS — 1.2% (Continued)
1,250,000	Intelsat Jackson Holdings S.A.(b)		6.5000	03/15/30	$1,180,870
300,000	Level 3 Financing, Inc.(b)		11.0000	11/15/29	338,873
1,000,000	Sprint Capital Corporation		8.7500	03/15/32	1,210,386
					5,439,286
	TRANSPORTATION & LOGISTICS — 0.5%
500,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	498,775
750,000	Canadian Pacific Railway Company		7.1250	10/15/31	845,553
400,000	Delta Air Lines, Inc.		3.7500	10/28/29	373,644
400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(b)		9.8750	09/20/31	415,935
400,000	United Airlines, Inc.(b)		4.6250	04/15/29	383,050
					2,516,957
	WHOLESALE - CONSUMER STAPLES — 0.1%
400,000	US Foods, Inc.(b)		4.7500	02/15/29	385,774

	TOTAL CORPORATE BONDS (Cost $113,343,355)				115,507,964

Shares
	SHORT-TERM INVESTMENTS — 6.4%
	COLLATERAL FOR SECURITIES LOANED - 6.4%
29,852,371	State Street Institutional US Government Money Market Fund, Premium Class, 4.82% (Cost $29,852,371)(d),(e)	29,852,371

	TOTAL INVESTMENTS - 80.2% (Cost $363,374,837)	$371,841,285
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.8%	91,652,122
	NET ASSETS - 100.0%	$463,493,407

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
112	Cboe iBoxx iShares $ High Yield Corporate Bond	12/03/2024	$18,334,400	$8,558
300	Cboe iBoxx iShares $ Investment Grade Corporate	12/03/2024	41,103,000	154,720
	TOTAL FUTURES CONTRACTS			$163,278

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Societe Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2024 was $29,191,034.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 59,932,544 or 12.9% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $29,852,371 at October 31, 2024.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 65.7%
	EQUITY - 65.7%
418,200	Vanguard FTSE Developed Markets ETF	$20,951,820
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,484,938)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
74	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/20/2024	$4,875	$21,232,450	$75,850
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $66,600)

	TOTAL INVESTMENTS - 65.9% (Cost $20,551,538)					$21,027,670
	OTHER ASSETS IN EXCESS OF LIABILITIES- 34.1%					10,896,374
	NET ASSETS - 100.0%					$31,924,044

ETF - Exchange-Traded Fund

EDF - ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.6%
	FIXED INCOME - 81.6%
280,900	iShares Core U.S. Aggregate Bond ETF	$27,646,178
378,400	Vanguard Total Bond Market ETF	27,642,120
	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,755,475)	55,288,298

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
244	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/20/2024	$4,875	$70,009,700	$250,100
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $219,600)

	TOTAL INVESTMENTS – 82.0% (Cost $56,975,075)					$55,538,398
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.0%					12,166,158
	NET ASSETS - 100.0%					$67,704,556

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
50	CME E-Mini NASDAQ 100 Index Future	EDF	12/23/2024	$20,021,750	$382,219
165	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/23/2024	47,342,625	377,194
	TOTAL FUTURES CONTRACTS				$759,413

ETF - Exchange-Traded Fund

EDF - ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.4%
	FIXED INCOME - 82.4%
201,000	iShares Core U.S. Aggregate Bond ETF	$19,782,420
272,000	Vanguard Total Bond Market ETF	19,869,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,738,171)	39,652,020

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
451	CME E-Mini Russell 2000 Index Future	EDF	12/20/2024	$1,800	$49,803,930	$175,890
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $155,132)

	TOTAL INVESTMENTS – 82.8% (Cost $40,893,303)					$39,827,910
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.2%					8,296,562
	NET ASSETS - 100.0%					$48,124,472

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
217	CME E-Mini Russell 2000 Index Future	EDF	12/23/2024	$23,963,310	$(174,528)
77	CME E-Mini Standard & Poor’s MidCap 400 Index Future	EDF	12/23/2024	23,974,720	119,955
	TOTAL FUTURES CONTRACTS				$(54,573)

ETF - Exchange-Traded Fund

EDF - ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Please see accompanying notes to financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.8%
	FIXED INCOME - 83.8%
37,000	iShares AAA CLO Active ETF	$1,920,670
48,700	iShares Core U.S. Aggregate Bond ETF	4,793,054
38,400	iShares Floating Rate Bond ETF	1,959,552
82,000	iShares iBoxx High Yield Corporate Bond ETF(a)	6,489,480
109,800	Janus Henderson AAA CLO ETF	5,588,820
68,000	SPDR Bloomberg High Yield Bond ETF(a)	6,548,400
65,700	Vanguard Total Bond Market ETF	4,799,385
	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,482,937)	32,099,361

	SHORT-TERM INVESTMENTS — 28.7%
	COLLATERAL FOR SECURITIES LOANED - 28.7%
10,997,500	State Street Institutional US Government Money Market Fund, Premier Class, 4.82% (Cost $10,997,500)(b),(c)	10,997,500

	TOTAL INVESTMENTS - 112.5% (Cost $42,480,437)	$43,096,861
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5)%	(4,774,909)
	NET ASSETS - 100.0%	$38,321,952

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2024 was 10,750,500.

(b)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $10,997,500 at October 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.1%
	FIXED INCOME - 86.1%
231,000	iShares Core U.S. Aggregate Bond ETF	$22,735,020
312,000	Vanguard Total Bond Market ETF	22,791,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,915,150)	45,526,620

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
248	CME E-Mini Russell 2000 Index Future	EDF	12/20/2024	$1,800	$27,386,640	$96,720
96	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/20/2024	4,875	27,544,800	98,400
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $171,705)					195,120

	TOTAL INVESTMENTS – 86.5% (Cost $47,086,855)					$45,721,740
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.5%					7,104,486
	NET ASSETS - 100.0%					$52,826,226

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
35	CME E-Mini NASDAQ 100 Index Future	EDF	12/23/2024	$14,015,225	$267,731
128	CME E-Mini Russell 2000 Index Futures	EDF	12/23/2024	14,135,040	(102,289)
49	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/23/2024	14,059,325	111,981
45	CME E-Mini Standard & Poor’s MidCap 400 Index	EDF	12/23/2024	14,011,200	70,734
	TOTAL FUTURES CONTRACTS				$348,157

ETF - Exchange-Traded Fund

EDF - ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

(s)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash contracts. flows of the Fund’s futures of Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value instruments. The these derivative financial notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2024

	Toews Tactical		Toews Hedged	Toews Hedged
	Income		Oceana	U.S.
	Fund		Fund	Fund
ASSETS:
Investments, at cost	$363,374,837		$20,551,538	$56,975,075
Investments, at fair value	$371,841,285	*	$21,027,670	$55,538,398
Cash and cash equivalents	116,839,163		185,649	9,731,544
Cash deposit with broker - futures margin balance	2,825,963		364	3,507,080
Receivable for securities sold	—		10,745,425	—
Unrealized appreciation from futures contracts	163,278		—	759,413
Dividends and interest receivable	2,034,932		685	38,220
Receivable for Fund shares sold	432,959		1,397	33,319
Prepaid expenses and other assets	26,278		21,597	16,356
Total Assets	494,163,858		31,982,787	69,624,330

LIABILITIES:
Collateral for securities loaned	29,852,371		—	—
Payable for securities purchased	—		—	1,780,479
Accrued advisory fees	395,974		17,562	49,517
Payable for Fund shares redeemed	270,246		12,309	61,937
Payable to related parties	88,776		11,878	15,339
Audit and tax fees	10,488		9,740	9,808
Accrued expenses and other liabilities	52,596		7,254	2,694
Total Liabilities	30,670,451		58,743	1,919,774

Net Assets	$463,493,407		$31,924,044	$67,704,556

NET ASSETS CONSIST OF:
Paid in capital	$515,305,456		$35,863,573	$74,652,459
Accumulated losses	(51,812,049)		(3,939,529)	(6,947,903)
Net Assets	$463,493,407		$31,924,044	$67,704,556
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	45,490,813		3,388,664	5,042,181
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.19		$9.42	$13.43

*	Includes Securities Loaned $29,191,034.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2024

	Toews Hedged	Toews		Toews Tactical
	U.S. Opportunity	Unconstrained Income		Defensive Alpha
	Fund	Fund		Fund
ASSETS:
Investments, at cost	$40,893,303	$42,480,437		$47,086,855
Investments, at fair value	$39,827,910	$43,096,861	*	$45,721,740
Cash and cash equivalents	4,351,700	6,293,386		3,576,349
Cash deposit with broker - futures margin balance	4,030,236	—		3,226,606
Receivable for Fund shares sold	26,602	6,812		13,108
Dividends and interest receivable	18,417	7,353		22,305
Unrealized appreciation from futures contracts	—	—		348,157
Prepaid expenses and other assets	9,599	17,471		12,342
Total Assets	48,264,464	49,421,883		52,920,607

LIABILITIES:
Collateral on securities loaned	—	10,997,500		—
Payable for Fund shares redeemed	27,221	44,816		25,183
Unrealized depreciation from open futures contracts	54,573	—		—
Accrued advisory fees	32,591	22,928		39,305
Audit and tax fees	9,850	10,489		9,582
Payable to related parties	13,732	18,244		14,045
Accrued expenses and other liabilities	2,025	5,954		6,266
Total Liabilities	139,992	11,099,931		94,381

Net Assets	$48,124,472	$38,321,952		$52,826,226

NET ASSETS CONSIST OF:
Paid in capital	$68,053,593	$45,673,144		$70,822,015
Accumulated losses	(19,929,121)	(7,351,192)		(17,995,789)
Net Assets	$48,124,472	$38,321,952		$52,826,226
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,782,535	4,105,420		5,188,555
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.06	$9.33		$10.18

*	Includes Securities Loaned $10,750,500.

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2024

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$3,831,921	$28,095	$1,330,706
Dividend income	10,836,610	427,672	164,371
Securities lending income, net	52,153	—	—
Total Investment Income	14,720,684	455,767	1,495,077

Operating Expenses:
Investment advisory fees	2,384,122	180,086	358,887
Third party administrative servicing fees	238,412	18,009	35,889
Administration fees	162,250	23,140	33,804
Fund accounting fees	47,683	3,602	7,178
Transfer agent fees	23,723	4,232	5,705
Registration fees	20,466	20,977	19,114
Printing expenses	15,290	5,210	12,727
Audit and tax fees	10,458	9,778	9,827
Legal fees	9,489	5,040	5,040
Trustees’ fees	8,027	8,027	8,027
Insurance expenses	4,498	1,749	1,997
Compliance officer fees	3,857	4,646	4,942
Interest expenses	217	88	2,143
Miscellaneous expenses	2,520	2,520	2,520
Total Operating Expenses	2,931,012	287,104	507,800

Less: Expenses waived by Adviser	—	(62,139)	(57,169)
Net Operating Expenses	2,931,012	224,965	450,631

Net Investment Income	11,789,672	230,802	1,044,446

Realized and Unrealized Gain (Loss) on Investments, Options Purchased, and Futures Contracts
Net realized gain (loss) on:
Investments	4,177,369	2,423,470	2
Options Purchased	—	(434,699)	227,899
Futures contracts	(621,581)	—	(1,004,862)
Net change in unrealized appreciation (depreciation) on:
Investments	9,840,556	(1,646,800)	(1,466,982)
Options Purchased	—	19,648	30,500
Futures contracts	(250,308)	—	759,413
Net Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts	13,146,036	361,619	(1,454,030)

Net Increase (Decrease) in Net Assets Resulting From Operations	$24,935,708	$592,421	$(409,584)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2024

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$980,284	$34,306	$756,411
Dividend income (including foreign dividend tax withholding $0, $0, $443)	121,805	1,006,504	385,614
Securities lending income, net	—	5,284	—
Total Investment Income	1,102,089	1,046,094	1,142,025

Operating Expenses:
Investment advisory fees	266,705	198,871	306,356
Administration fees	28,303	24,263	28,338
Third party administrative servicing fees	26,671	19,887	30,636
Registration fees	20,160	13,959	14,112
Audit and tax fees	9,827	10,458	9,575
Trustees’ fees	8,027	8,027	7,561
Fund accounting fees	5,334	3,977	6,127
Printing expenses	5,083	10,419	2,563
Compliance officer fees	5,075	4,785	6,117
Transfer agent fees	5,043	4,369	6,354
Legal fees	5,041	5,040	5,040
Insurance expenses	1,760	1,749	1,814
Interest expenses	1,751	—	1,593
Miscellaneous expenses	2,520	2,520	2,520
Total Operating Expenses	391,300	308,324	428,706

Less: Expenses waived by Adviser	(56,468)	(59,852)	(44,494)
Net Operating Expenses	334,832	248,472	384,212

Net Investment Income	767,257	797,622	757,813

Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts:
Net realized gain (loss) on:
Investments	1	197,008	4,343,828
Options Purchased	192,579	—	28,616
Options Written	1,257,557	—	708,358
Futures contracts	(2,259,027)	—	(1,891,435)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,085,996)	633,494	(2,284,877)
Options Purchased	20,758	—	28,354
Futures contracts	(54,573)	—	348,157
Net Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts	(1,928,701)	830,502	1,281,001

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,161,444)	$1,628,124	$2,038,814

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2024	Year Ended	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024	(Unaudited)	April 30, 2024
Operations:
Net investment income	$11,789,672	$26,340,137	$230,802	$1,244,799
Net realized gain (loss) on investments, options purchased, options written and futures contracts	3,555,788	(6,144,706)	1,988,771	2,090,055
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	9,590,248	(1,295,000)	(1,627,152)	(2,138,104)
Net increase in net assets resulting from operations	24,935,708	18,900,431	592,421	1,196,750

Dividends and Distributions to Shareholders:
Distributions paid	(11,748,021)	(26,124,808)	—	(767,342)
Total Dividends and Distributions to Shareholders	(11,748,021)	(26,124,808)	—	(767,342)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	29,142,102	86,955,059	1,635,701	8,909,978
Reinvestment of dividends and distributions	11,093,580	25,017,685	—	757,268
Cost of shares redeemed	(73,509,285)	(211,130,744)	(9,138,409)	(19,818,315)
Net decrease in net assets from share transactions of beneficial interest	(33,273,603)	(99,158,000)	(7,502,708)	(10,151,069)

Total Decrease in Net Assets	(20,085,916)	(106,382,377)	(6,910,287)	(9,721,661)

Net Assets:
Beginning of period	483,579,323	589,961,700	38,834,331	48,555,992
End of period	$463,493,407	$483,579,323	$31,924,044	$38,834,331

Share Activity:
Shares Sold	2,868,927	8,774,775	168,361	975,910
Shares Reinvested	1,092,016	2,526,889	—	83,954
Shares Redeemed	(7,258,766)	(21,355,660)	(948,888)	(2,182,425)
Net decrease in shares of beneficial interest outstanding	(3,297,823)	(10,053,996)	(780,527)	(1,122,561)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2024	Year Ended	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024	(Unaudited)	April 30, 2024
Operations:
Net investment income	$1,044,446	$2,896,172	$767,257	$2,041,533
Net realized gain (loss) on investments, options purchased, options written and futures contracts	(776,961)	10,066,958	(808,890)	5,606,199
Net change in unrealized depreciation on investments, options purchased and futures contracts	(677,069)	(4,588,250)	(1,119,811)	(1,344,338)
Net increase (decrease) in net assets resulting from operations	(409,584)	8,374,880	(1,161,444)	6,303,394

Distributions to Shareholders:
Distributions paid	—	(2,671,368)	—	(443,921)
Total Dividends and Distributions to Shareholders	—	(2,671,368)	—	(443,921)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	8,068,267	57,462,011	4,330,980	17,664,020
Reinvestment of dividends and distributions	—	2,612,677	—	439,624
Cost of shares redeemed	(12,504,504)	(76,589,033)	(12,567,742)	(28,931,220)
Net decrease in net assets from share transactions of beneficial interest	(4,436,237)	(16,514,345)	(8,236,762)	(10,827,576)

Total Decrease in Net Assets	(4,845,821)	(10,810,833)	(9,398,206)	(4,968,103)

Net Assets:
Beginning of period	72,550,377	83,361,210	57,522,678	62,490,781
End of period	$67,704,556	$72,550,377	$48,124,472	$57,522,678

Share Activity:
Shares Sold	583,580	4,384,368	417,737	1,831,749
Shares Reinvested	—	199,594	—	42,435
Shares Redeemed	(900,679)	(5,870,608)	(1,211,507)	(2,966,080)
Net decrease in shares of beneficial interest outstanding	(317,099)	(1,286,646)	(793,770)	(1,091,896)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund
	Six Months Ended		Six Months Ended
	October 31, 2024	Year Ended	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024	(Unaudited)	April 30, 2024
Operations:
Net investment income	$797,622	$2,029,107	$757,813	$1,963,429
Net realized gain (loss) on investments, options purchased, options written and futures contracts	197,008	(856,912)	3,189,367	7,250,739
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	633,494	(107,719)	(1,908,366)	(4,427,784)
Net increase in net assets resulting from operations	1,628,124	1,064,476	2,038,814	4,786,384

Dividends and Distributions to Shareholders:
Distributions paid	(798,761)	(2,017,593)	—	(1,851,959)
Total Dividends and Distributions to Shareholders	(798,761)	(2,017,593)	—	(1,851,959)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	2,530,835	8,926,663	1,311,516	6,304,738
Reinvestment of dividends and distributions	788,333	1,990,105	—	1,820,703
Cost of shares redeemed	(7,622,923)	(22,610,850)	(13,713,127)	(56,189,145)
Net decrease in net assets from share transactions of beneficial interest	(4,303,755)	(11,694,082)	(12,401,611)	(48,063,704)

Total Decrease in Net Assets	(3,474,392)	(12,647,199)	(10,362,797)	(45,129,279)

Net Assets:
Beginning of period	41,796,344	54,443,543	63,189,023	108,318,302
End of period	$38,321,952	$41,796,344	$52,826,226	$63,189,023

Share Activity:
Shares Sold	270,833	971,416	126,376	648,816
Shares Reinvested	84,500	217,038	—	186,166
Shares Redeemed	(820,949)	(2,461,251)	(1,322,484)	(5,834,938)
Net decrease in shares of beneficial interest outstanding	(465,616)	(1,272,797)	(1,196,108)	(4,999,956)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year		For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended		Ended	Ended	Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020
	(Unadited)
Net asset value, beginning of period	$9.91		$10.03		$10.61		$11.10	$10.47	$10.96
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.25		0.49		0.31		0.19	0.29	0.33
Net realized and unrealized gain (loss) on investments	0.28		(0.11)		(0.58)		(0.45)	0.63	(0.48)
Total from investment operations	0.53		0.38		(0.27)		(0.26)	0.92	(0.15)
LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.50)		(0.31)		(0.23)	(0.29)	(0.34)
Total distributions	(0.25)		(0.50)		(0.31)		(0.23)	(0.29)	(0.34)
Net asset value, end of period	$10.19		$9.91		$10.03		$10.61	$11.10	$10.47
Total return (b)	5.43	% (h)	3.85%		(2.51	)% (c)	(2.41)%	8.90%	(1.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$463,493		$483,579		$589,962		$661,269	$686,463	$611,707
Ratios to average net assets
Expenses, net of reimbursement (d)	1.23	% (f,g)	1.23	% (f)	1.21	% (f)	1.21%	1.18%	1.19%
Expenses, before reimbursement (d)	1.23	% (f,g)	1.23	% (f)	1.21	% (f)	1.21%	1.18%	1.19%
Net investment income, net of reimbursement (d,e)	4.95	% (g)	4.96%		3.06%		1.74%	2.65%	3.03%
Portfolio turnover rate	41	% (h)	465%		1026%		790%	797%	1323%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.23	% (h)	1.23%	1.21%
Expenses, before reimbursement (d)	1.23	% (h)	1.23%	1.21%

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year		For the Year		For the Year		For the Year
	Six Months Ended		Ended		Ended		Ended		Ended		Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021		April, 30, 2020
	(Unaudited)
Net asset value, beginning of period	$9.31		$9.18		$8.94		$10.26		$8.67		$9.00
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.06		0.26		0.08		(0.04)		0.01		0.09
Net realized and unrealized gain (loss) on investments	0.05	(f)	0.03	(f)	0.16		(1.02)		1.61		(0.31)
Total from investment operations	0.11		0.29		0.24		(1.06)		1.62		(0.22)
LESS DISTRIBUTIONS:
From net investment income	—		(0.16)		—		—		(0.03)		(0.11)
From net realized gains on investments	—		—		—		(0.26)		—		—
Total distributions	—		(0.16)		—		(0.26)		(0.03)		(0.11)
Net asset value, end of period	$9.42		$9.31		$9.18		$8.94		$10.26		$8.67
Total return (b)	1.18	% (h)	3.27%		2.68%		(10.43)%		(18.66)%		2.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$31,924		$38,834		$48,556		$65,239		$56,889		$28,688
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e,g)	1.25	% (e)	1.25	% (e)	1.26	% (e)	1.26	% (e)	1.25%
Expenses, before reimbursement (c)	1.60	% (e,g)	1.49	% (e)	1.40	% (e)	1.36	% (e)	1.36	% (e)	1.46%
Net investment Income (loss), net of reimbursement (c,d)	1.28	% (g)	2.80%		0.88%		(0.40)%		0.06%		1.00%
Portfolio turnover rate	32	% (h)	138%		259%		433%		421%		514%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (g)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.60	% (g)	1.49%	1.40%	1.35%	1.35%

(f)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year		For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended		Ended	Ended	Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020
	(Unaudited)
Net asset value, beginning of period	$13.54		$12.54		$12.56		$15.00	$12.87	$11.96
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.20		0.44		0.12		(0.05)	0.02	0.07
Net realized and unrealized gain (loss) on investments	(0.31)		1.04		(0.14)		(0.59)	3.41	0.99
Total from investment operations	(0.11)		1.48		(0.02)		(0.64)	3.43	1.06
LESS DISTRIBUTIONS:
From net investment income	—		(0.48)		—		—	(0.13)	(0.15)
From net realized gains on investments	—		—		—		(1.75)	(1.17)	—
From return of capital	—		—		—		(0.05)	—	—
Total distributions	—		(0.48)		—		(1.80)	(1.30)	(0.15)
Net asset value, end of period	$13.43		$13.54		$12.54		$12.56	$15.00	$12.87
Total return (b)	(0.81	)% (g)	11.93%		(0.16)%		(5.10)%	26.96%	8.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$67,705		$72,550		$83,361		$124,788	$149,040	$96,709
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e,f)	1.25	% (e)	1.25	% (e)	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.42	% (e,f)	1.37	% (e)	1.33	% (e)	1.26%	1.32%	1.42%
Net investment income (loss), net of reimbursement (c,d)	2.91	% (f)	3.31%		1.02%		(0.35)%	0.12%	0.59%
Portfolio turnover rate	0	% (g)	3133%		0%		443%	438%	446%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%
Expenses, before reimbursement (c)	1.41	% (f)	1.37%	1.33%

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year		For the Year		For the Year	For the Year
	Six Months Ended		Ended		Ended		Ended		Ended	Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021	April, 30, 2020
	(Unaudited)
Net asset value, beginning of period	$10.32		$9.37		$10.39		$14.56		$10.18	$10.03
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.15		0.32		0.10		(0.05)		0.01	0.10
Net realized and unrealized gain (loss) on investments	(0.41)		0.70		(1.12)		(2.17)		4.44	0.18
Total from investment operations	(0.26)		1.02		(1.02)		(2.22)		4.45	0.28
LESS DISTRIBUTIONS:
From net investment income	—		(0.07)		(0.00	) (b)	(0.00	) (b)	(0.07)	(0.13)
From net realized gains on investments	—		—		—		(1.95)		—	—
Total distributions	—		(0.07)		(0.00)		(1.95)		(0.07)	(0.13)
Net asset value, end of period	$10.06		$10.32		$9.37		$10.39		$14.56	$10.18
Total return (c)	(2.52	)% (h)	10.90%		(9.80)%		(16.08)%		43.82%	2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,124		$57,523		$62,491		$97,855		$97,972	$41,095
Ratios to average net assets
Expenses, net of reimbursement (d)	1.26	% (f,g)	1.25	% (f)	1.25	% (f)	1.26	% (f)	1.25%	1.25%
Expenses, before reimbursement (d)	1.47	% (f,g)	1.41	% (f)	1.34	% (f)	1.31	% (f)	1.28%	1.40%
Net investment income (loss), net of reimbursement (d,e)	2.88	% (g)	3.25%		0.98%		(0.39)%		0.05%	1.00%
Portfolio turnover rate	0	% (h)	3059%		0%		433%		429%	515%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Represents less than $0.01 per share.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25	% (g)	1.25%	1.25%	1.25%
Expenses, before reimbursement (d)	1.46	% (g)	1.41%	1.34%	1.30%

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year	For the Year	For the Year	For the Year		For the Year
	Six Months Ended		Ended	Ended	Ended	Ended		Ended
	October 31, 2024		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021		April, 30, 2020
	(Unaudited)
Net asset value, beginning of period	$9.14		$9.32	$9.60	$10.04	$9.69		$9.93
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.19		0.39	0.21	0.15	0.16		0.20
Net realized and unrealized gain (loss) on investments	0.19		(0.18)	(0.28)	(0.42)	0.35		(0.23)
Total from investment operations	0.38		0.21	(0.07)	(0.27)	0.51		(0.03)
LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.39)	(0.19)	(0.17)	(0.16)		(0.21)
From net realized gains on investments	—		—	—	—	(0.00	) (e)	—
From return of capital	—		—	(0.02)	—	—		—
Total distributions	(0.19)		(0.39)	(0.21)	(0.17)	(0.16)		(0.21)
Net asset value, end of period	$9.33		$9.14	$9.32	$9.60	$10.04		$9.69
Total return (b)	4.18	% (g)	2.32%	(0.68)%	(2.73)%	5.27%		0.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,322		$41,796	$54,444	$64,595	$65,700		$61,798
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%	1.25%	1.25%		1.25%
Expenses, before reimbursement (c)	1.55	% (f)	1.44%	1.38%	1.33%	1.33%		1.33%
Net investment income, net of reimbursement (c,d)	4.01	% (f)	4.21%	2.21%	1.51%	1.56%		2.00%
Portfolio turnover rate	42	% (g)	722%	691%	651%	566%		920%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year		For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended		Ended	Ended	Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020
	(Unaudited)
Net asset value, beginning of period	$9.90		$9.51		$10.70		$14.39	$10.44	$11.63
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.13		0.23		0.13		0.02	0.03	0.16
Net realized and unrealized gain (loss) on investments	0.15		0.41		(1.22)		(0.65)	4.45	(0.48)
Total from investment operations	0.28		0.64		(1.09)		(0.63)	4.48	(0.32)
LESS DISTRIBUTIONS:
From net investment income	—		(0.25)		(0.10)		—	(0.07)	(0.24)
From net realized gains on investments	—		—		—		(3.06)	(0.46)	(0.63)
Total distributions	—		(0.25)		(0.10)		(3.06)	(0.53)	(0.87)
Net asset value, end of period	$10.18		$9.90		$9.51		$10.70	$14.39	$10.44
Total return (b)	2.83	% (g)	6.81%		(10.21)%		(5.46)%	43.48%	(3.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$52,826		$63,189		$108,318		$125,951	$137,789	$109,761
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e,f)	1.25	% (e)	1.26	% (e)	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.41	% (e,f)	1.34	% (e)	1.29	% (e)	1.24%	1.23%	1.26%
Net investment Income, net of reimbursement (c,d)	2.48	% (f)	2.40%		1.27%		0.16%	0.15%	1.42%
Portfolio turnover rate	439	% (g)	669%		610%		1003%	943%	1080%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%
Expenses, before reimbursement (c)	1.40	% (f)	1.34%	1.28%

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2024

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (the “Oceana Fund”), Toews Hedged U.S. Fund (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oceana Fund, U.S. Opportunity Fund, Unconstrained Income Fund and Defensive Alpha Fund are “fund of funds” in that each Fund will generally invest in other investment companies.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$226,480,950	$—	$—	$226,480,950
Corporate Bonds	—	115,507,964	—	115,507,964
Collateral For Securities Loaned	29,852,371	—	—	29,852,371
Short Futures Contracts	163,278	—	—	163,278
Total	$256,496,599	$115,507,964	$—	$372,004,563

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,951,820	$—	$—	$20,951,820
Future Options Purchased	75,850	—	—	75,850
Total	$21,027,670	$—	$—	$21,027,670

U.S. Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$55,288,298	$—	$—	$55,288,298
Future Options Purchased	250,100	—	—	250,100
Long Future Contracts	759,413	—	—	759,413
Total	$56,297,811	$—	$—	$56,297,811

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,652,020	$—	$—	$39,652,020
Future Options Purchased	175,890	—	—	175,890
Total	$39,827,910	$—	$—	$39,827,910
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$54,573	$—	$—	$54,573
Total	$54,573	$—	$—	$54,573

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,099,361	$—	$—	$32,099,361
Collateral For Securities Loaned	10,997,500	—	—	10,997,500
Total	$43,096,861	$—	$—	$43,096,861

Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$45,526,620	$—	$—	$45,526,620
Future Options Purchased	195,120	—	—	195,120
Long Futures Contracts	348,157	—	—	348,157
Total	$46,069,897	$—	$—	$46,069,897

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ schedules of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked -to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2024, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the six months ended October 31, 2024, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures, options purchased, and options written subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation)	(Depreciation) on	Loss on Futures
Fund	from Futures Contracts	Futures Contracts	Contracts
Tactical Income Fund	$163,278	$(250,308)	$(621,581)
U.S. Fund	$759,413	759,413	(1,004,862)
Opportunity Fund	$(54,573)	(54,573)	(2,259,027)
Defensive Alpha Fund	$348,157	348,157	(1,891,435)

		Statements of
	Statements of Assets	Operations	Statements of
	and Liabilities	Change in Unrealized	Operations Realized
	Investments, at Fair	Appreciation on	Gain (Loss) on
Fund	Value	Options Purchased	Options Purchased
Oceana Fund	$75,850	$19,648	$(434,699)
U.S. Fund	250,100	30,500	227,899
Opportunity Fund	175,890	20,758	192,579
Defensive Alpha Fund	195,120	28,354	28,616

		Statements of
	Statements of Assets	Operations	Statements of
	and Liabilities	Change in Unrealized	Operations Realized
	Options Written, at	Appreciation on	Gain (Loss) on
Fund	Fair Value	Options Written	Options Written
Opportunity Fund	$—	$—	$1,257,557
Defensive Alpha Fund	—	—	$708,358

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2024.

Tactical Income Fund

					Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Future Contracts	EDF & MAN Capital Markets	$163,278	(1)	$—	$163,278	$—	$—		$163,278
		$163,278		$—	$163,278	$—	$—		$163,278

Oceana Fund

					Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$75,850	(1)	$—	$75,850	$—	$—		$75,850
		$75,850		$—	$75,850	$—	$—		$75,850

Hedged U.S. Fund

					Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$250,100	(1)	$—	$250,100	$—	$—		$250,100
Future Contracts	EDF & MAN Capital Markets	$759,413	(1)	$—	$759,413	$—	$—		$759,413
		$1,009,513		$—	$1,009,513	$—	$—		$1,009,513

Hedged U.S. Opportunity Fund

					Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$175,890	(1)	$—	$175,890	$—	$—		$75,850
Future Contracts	EDF & MAN Capital Markets	$119,955	(1)	$(174,528)	$(54,573)	$—	$54,573	(2)	$—
		$295,845		$—	$121,317	$—	$—		$75,850

Defensive Alpha Fund

					Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$195,120	(1)	$—	$195,120	$—	$—		$195,120
Future Contracts	EDF & MAN Capital Markets	$450,446	(1)	$(102,289)	$348,157	$—	$—		$348,157
		$645,566		$—	$543,277	$—	$—		$543,277

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2022 to April 30, 2024, or expected to be taken in the Funds’ April 30, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2025, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the six months ended October 31, 2024 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees (Waived)
Tactical Income Fund	$2,384,122	$—
Oceana Fund	180,086	(62,139)
U.S. Fund	358,887	(57,169)
Opportunity Fund	266,705	(56,468)
Unconstrained Income Fund	198,871	(59,852)
Defensive Alpha Fund	306,356	(44,494)

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2025	April 30, 2026	April 30, 2027	Total
Oceana Fund	$60,545	$86,133	$105,734	$252,412
U.S. Fund	13,643	80,122	100,892	194,657
Opportunity Fund	53,258	79,131	97,449	229,838
Unconstrained Income Fund	54,921	77,308	93,180	225,409
Defensive Alpha Fund	—	30,942	71,059	102,001

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the six months ended October 31, 2024, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2024 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$243,052,762	$172,024,378
Oceana Fund	10,673,893	28,757,913
U.S. Fund	56,755,475	—
Opportunity Fund	40,738,171	—
Unconstrained Income Fund	28,182,133	14,680,139
Defensive Alpha Fund	141,901,606	160,914,346

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

NOTE 5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2024, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$363,824,822	$9,060,649	$(880,908)	$8,179,741
Oceana Fund	20,541,140	486,530	—	486,530
U.S. Fund	56,975,075	789,913	(1,467,177)	(677,264)
Opportunity Fund	40,893,303	140,713	(1,260,679)	(1,119,966)
Unconstrained Income Fund	42,703,938	392,923	—	392,923
Defensive Alpha Fund	47,074,277	486,668	(1,491,048)	(1,004,380)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2024, and April 30, 2023, was as follows:

	For the period ended April 30, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$26,124,808	$—	$—	$—	$26,124,808
Oceana Fund	767,342	—	—	—	767,342
Hedged U.S.	2,671,368	—	—	—	2,671,368
U.S. Opportunity Fund	443,921	—	—	—	443,921
Unconstrained Income Fund	2,017,593	—	—	—	2,017,593
Tactical Defensive Alpha Fund	1,851,959	—	—	—	1,851,959

	For the period ended April 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$18,741,659	$—	$—	$—	$18,741,659
Oceana Fund	—	—	—	—	—
Hedged U.S.	—	—	—	—	—
U.S. Opportunity Fund	14,200	—	—	—	14,200
Unconstrained Income Fund	1,215,827	—	108,585	—	1,324,412
Tactical Defensive Alpha Fund	1,152,050	—	—	—	1,152,050

As of April 30, 2024, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$4,033,146	$—	$(1,944)	$(67,620,431)	$—	$(1,410,507)	$(64,999,736)
Oceana Fund	999,055	—	—	(7,644,687)	—	2,113,682	(4,531,950)
Hedged U.S.	738,056	—	—	(7,276,180)	—	(195)	(6,538,319)
U.S. Opportunity Fund	2,041,006	—	—	(20,808,528)	—	(155)	(18,767,677)
Unconstrained Income Fund	11,522	—	—	(7,951,506)	—	(240,571)	(8,180,555)
Tactical Defensive Alpha Fund	494,457	—	—	(21,433,046)	—	903,986	(20,034,603)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, C-Corporation return of capital distributions, and mark-to-market on open 1256 futures and options.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Tactical Income Fund	$1,944
Oceana Fund	—
Hedged U.S.	—
U.S. Opportunity Fund	—
Unconstrained Income Fund	—
Tactical Defensive Alpha Fund	—

At April 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Income Fund	$67,091,756	$528,675	$67,620,431	$—
Oceana Fund	3,607,846	4,036,841	7,644,687	2,116,275
Hedged U.S.	5,994,935	1,281,245	7,276,180	5,382,990
U.S. Opportunity Fund	10,574,188	10,234,340	20,808,528	—
Unconstrained Income Fund	7,951,506	—	7,951,506	—
Tactical Defensive Alpha Fund	13,946,346	7,486,700	21,433,046	—

Permanent book and tax differences, primarily attributable to adjustments for prior year tax returns for the Funds for the year ended𐑪April 30, 2024, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Tactical Income Fund	$—	$—
Oceana Fund	—	—
Hedged U.S.	—	—
U.S. Opportunity Fund	—	—
Unconstrained Income Fund	(8)	8
Tactical Defensive Alpha Fund	—	—

NOTE 7. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement with the Securities Finance Trust Company (“SFTC”) (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Income Fund and Unconstrained Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short -term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Income Fund and Unconstrained Income Fund continue to receive interest or dividends on the securities loaned. The Income Fund and Unconstrained Income Fund have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Income Fund and Unconstrained Income Fund could experience delays or losses on recovery. Additionally, the Income Fund and Unconstrained Income Fund are subject to the risk of loss from investments made with the cash received as collateral. The Income Fund and Unconstrained Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table sets forth the remaining contractual maturity of the collateral held by the Income Fund and Unconstrained Income Fund as of October 31, 2024:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Toews Tactical Income Fund	State Street Institutional US Government Money Market, Premier Class	$29,852,371	$—	$—	$—	$29,852,371

Toews Unconstrained Income Fund	State Street Institutional US Government Money Market, Premier Class	$10,997,500	$—	$—	$—	$10,997,500

At October 31, 2024, the Income Fund and Unconstrained Income Fund loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional US Government Money Market Fund. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Income Fund and Unconstrained Income Fund at October 31, 2024 were as follows.

Fair Value of
Securities Loaned
Toews Tactical Income Fund	$29,191,034
Toews Unconstrained Income Fund	10,750,500

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments is cash collateral received and reinvested. As of October 31, 2024, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Toews Tactical Income Fund	$29,852,371
Toews Unconstrained Income Fund	10,997,500

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

NOTE 8. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2024, the below entities held more than 25% of the voting securities for each of the Funds listed.

Fund	Charles Scwab & Co. Inc.	National Financial Services LLC
Tactical Income Fund	60.63%	N/A
Oceana Fund	64.55%	N/A
U.S. Fund	61.97%	N/A
Opportunity Fund	69.03%	N/A
Unconstrained Income Fund	66.80%	N/A
Defensive Alpha Fund	47.41%	25.54%

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

NOTE 9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Tactical Income Fund	iShares Broad USD High Yield Corporate Bond ETF	32.6%
Oceana Fund	Vanguard FTSE Developed Markets ETF	65.7%
U.S. Fund	iShares Core U.S. Aggregate Bond ETF	40.8%
	Vanguard Total Bond Market ETF	40.8%
Opportunity Fund	iShares Core U.S. Aggregate Bond ETF	41.1%
	Vanguard Total Bond Market ETF	41.3%
Defensive Alpha Fund	iShares Core U.S. Aggregate Bond ETF	43.0%
	Vanguard Total Bond Market ETF	43.1%

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2024

Toews Corporation Adviser to Toews Hedged Oceana Fund (“Oceana Fund”), Toews Hedged U.S. Fund (“U.S. Fund”), Toews Hedged U.S. Opportunity Fund (“Opportunity Fund”), Toews Tactical Defensive Alpha Fund (“Defensive Alpha Fund”), Toews Tactical Income Fund (“Tactical Income Fund”), Toews Unconstrained Income Fund (“Unconstrained Income Fund”)*

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to the Oceana Fund, U.S. Fund, Opportunity Fund, Defensive Alpha Fund, Tactical Income Fund, Unconstrained Income Fund (each a “Fund” and collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Adviser was founded in 1995 and managed approximately $986 million in assets through separately managed accounts, mutual funds, and ETFs. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Toews Funds, considering their education and investment management experience, and noted that the investment management team had benefitted from a continuity its personnel over many years. The Trustees further noted that the Adviser applied a rules-based, behavioral investment style that was driven by technical research and analysis to determine each Fund’s investment allocation. The Trustees discussed how the algorithms applied by the Adviser considered both long-term and short-term price trends and contained a trend confirmation feature that sought to protect against volatile markets, which could result in whipsaws affecting performance. The Trustees agreed that the Adviser had significant experience in tactical asset management and was committed to its investment process, concluding that they expected the Advsier to continue providing a high level of service to the Toews Funds for the benefit of their respective shareholders.

Performance.

Oceana Fund. The Trustees noted that the Fund’s returns over the prior one-year, three-year, and five-year periods were positive, but below the Fund’s peer group, category and benchmark index. The Trustees acknowledged that the Fund performed well relative to its benchmark index when volatility had increased. They considered adjustments made to the strategy by the Adviser in 2022, that the Fund was being managed according to its objective and strategy as set forth in the Fund’s prospectus and agreed that the Fund’s performance was satisfactory.

U.S. Fund. The Trustees noted that the Fund consistently outperformed the category over the prior one-year, three-year, five-year and since inception periods, while posting returns I line with the peer group averages over those periods. The Trustees further noted that the Fund’s returns were ranked first in the Fund’s category on a since inception basis. The Trustees agreed that the Fund’s performance was satisfactory.

Opportunity Fund. The Trustees noted the Fund’s strong absolute returns over the prior year, and that the Fund’s returns were in line with those of the peer group and category median returns over the prior one-year and five-year periods. The Trustees acknowledged that the Fund’s returns were ranked in the bottom quartile of its category over the prior three-year period. The Trustees discussed the tactical nature of the strategy and agreed that the Fund’s performance was satisfactory.

Defensive Alpha Fund. The Trustees noted that the Fund’s returns were below the Fund’s peer group and category median returns over the prior one-year and three-year periods. The Trustee’s further noted that the Fund’s returns were above the category

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2024

median over the prior five-year period and ranked in the top quartile of the category on a since inception basis. They considered the hedging component and its impact on returns. The Trustees agreed that the Fund’s performance was satisfactory.

Tactical Income Fund. The Trustees noted that while the Fund consistently outperformed the benchmark index, the Fund’s returns were below the Fund’s peer group and category medians over the prior one-year, three-year, and five-year periods. The Trustees acknowledged, however, that the Fund’s returns were ranked 1st in the category on a since inception basis, earing the Fund a 4-star rating from Morningstar. The Trustees agreed that the Fund’s performance was satisfactory.

Unconstrained Income Fund. The Trustees noted that while the Fund consistently outperformed the benchmark index, the Fund’s returns were below the Fund’s peer group and category medians over the prior one-year, three-year, and five-year periods. The Trustees acknowledged, however, that Toews Unconstrained was being managed according to its strategy as set forth in the Fund’s prospectus and agreed that Fund’s performance was satisfactory.

Fees and Expenses.

Oceana Fund. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 1.00%, which was below the Fund’s peer group and category averages and medians. The Trustees also noted that the Fund had a net expense ratio of 1.25%, which was also below the peer group and category averages and medians, and further acknowledged the expense limitation agreement in place with respect to the Fund. The Trustees agreed that the fee was not unreasonable.

U.S. Fund. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 1.00%, which was below the Fund’s category average and median. The Trustees also noted that the Fund had a net expense ratio of 1.25%, which was below the category average and median, and further acknowledged the expense limitation agreement in place with respect to the Fund. The Trustees agreed that the fee was not unreasonable.

Opportunity Fund. The Trustees noted that the adviser charged the Fund an annual advisory fee of 1.00%, which was below the Fund’s peer group and category average and median fees. The Trustees also noted that with the expense limitation agreement in place with respect to the Fund, the net expense ratio of 1.25% was below the category average and median. The Trustees agreed that the fee was not unreasonable.

Defensive Alpha Fund. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 1.00%, which was below the Fund’s peer group and category averages and medians. The Trustees also noted that the Fund had a net expense ratio of 1.25%, which was below the category average and median, and further acknowledged the expense limitation agreement in place with respect to the Fund. The Trustees agreed that the fee was not unreasonable.

Tactical Income Fund. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 1.00%, which was the highest in the Fund’s category. The Trustee’s further noted that the Fund had a net expense ratio of 1.22%, which was higher than the category median and average, but acknowledged the expense limitation agreement in place with respect to the Fund. The Trustees acknowledged that the actively managed, tactical nature of the Fund’s investment strategy required significant resources and agreed that the fee was not unreasonable.

Unconstrained Income Fund. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 1.00%, which was above the Fund’s category average and median. The Trustees further noted that the Fund had a net expense ratio of 1.25%, which was higher than the category average and median, but acknowledged the expense limitation agreement in place with respect to the Fund. The Trustees acknowledged that the Fund employed an active investment strategy, while the other funds in the category generally employed passive investment strategies, and that in light of the foregoing and TAM’s experience in tactical investment strategies, the fee was not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser had achieved economies of scale with respect to its management of the Funds. The Trustees considered that the the Funds had benefitted from lower net expenses, even at lower asset levels, because of the expense limitation agreement with the Adviser, and that the Adviser has consistently waived a portion of its advisory fees since the inception of the Funds. They noted that the Adviser was no longer waiving advisory fees with respect to the

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2024

Defensive Alpha Fund and Tactical Income Fund as a result of reaching scale and operating at or below the expense cap. The Trustees also considered the Adviser’s willingness to reassess breakpoints in the event of material AUM growth of the Funds.

Profitability. The Trustees reviewed the Adviser’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to each of the Funds. The Trustees observed that, before paying distribution expenses, the Adviser had realized a profit with respect to each of the Funds. The Board concluded that the Adviser’s relationship with each of the Funds was not excessively profitable.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between NLFT and the Adviser on behalf of the Funds was in the best interests of each Fund and such Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Toews Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/3/2025

By	/s/ James Colantino
James Colantino
Principal Financial Officer
Date: 1/3/2025